INCOME TAX	12 Months Ended
Dec. 31, 2013
INCOME TAX [Abstract]
INCOME TAX
NOTE 15	-	INCOME TAX

A.	Taxes on income included in the statements of income:

	US dollars
	Year ended December 31,
(in thousands)	2013	2012	2011
Income taxes (tax benefit):
Current taxes:
In Israel	6,060	4,896	2,003
Outside Israel	8,194	6,013	6,530
	14,254	10,909	8,533
Deferred taxes:
In Israel	(503)	(249)	1,425
Outside Israel	(1,309)	1,204	(3,564)
	(1,812)	955	(2,139)
Taxes in respect of prior years:
In Israel	-	(126)	(739)
Outside Israel	5	(48)	-
	5	(174)	(739)
	12,447	11,690	5,655

B.	Measurement of results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985 (the "Inflationary Adjustment Law")

Until December 31, 2007, the Company and its Israeli subsidiaries reported income for tax purposes in accordance with the provisions of the Inflationary Adjustments Law, whereby taxable income was measured in NIS, adjusted for changes in the Israeli Consumer Price Index where results of operations for tax purposes were measured in terms of earnings in NIS after adjustments for changes in the Israeli Consumer Price Index ("CPI").  Commencing January 1, 2008, this law became void and in its place there are transition provisions, whereby the results of operations for tax purposes are measured on a nominal basis.

C.	The Law for the Encouragement of Capital Investments, 1959 (the "Investment Law")

1.
In December 2010, the Israeli parliament passed the Economic Policy Law for 2011 and 2012 (Legislative Amendments) - 2011 which set out, among other things, amendments to the investment law, effective January 1, 2011.  The amendment introduced a new status of "Preferred Company" and "Preferred Enterprise". Accordingly on the preferred revenues (as determined on the investment Law) applies uniform tax rates which are, in 2011 and 2012, 15%, in 2013 and 2014, 12.5%, and in 2015 and thereafter, 12%.  The reduced tax rates will be granted for an unlimited period of time to a Preferred Enterprise that meets the conditions set out in the law.

On July 30, 2013, the Israeli parliament approved the Law for the Change in National Priorities (Legislative Amendments to Achieve Budgetary Goals for 2013 and 2014) - 2013 (hereinafter: the "Law for the Change in National Priorities"), which was published in the Official Gazette on August 5, 2013.

According to the Law for the Change in National Priorities, commencing on January 1, 2014 and thereafter, the income of a preferred enterprise, located in an area that is not Development Zone A (which is applicable to the preferred income of the Israeli subsidiary from the preferred enterprise) will be subject to a tax rate of 16% (instead of a rate of 12.5%).

2.	As of December 31, 2013, only one Israeli subsidiary is entitled to a "Preferred Company" status pursuant to the investment law.

D.	Israeli corporate tax rates

On July 23, 2009, as part of the Economic Efficiency Law (Legislative Amendments for the Implementation of the Economic Plan for the years 2009 and 2010) - 2009 (the "Arrangements Law"), article 126 of the Income Tax Ordinance (New Version) - 1961 was amended, whereby the Israeli corporate tax rate would be gradually reduced commencing in the 2011 tax year (to 24%) and thereafter.

On December 6, 2011, the Law for the Change in the Tax Burden (Legislative Amendments) - 2011 was publicized.  As part of the law, among other, the Economic Efficiency Law (Legislative Amendments for the Implementation of the Economic Plan for 2009 and 2010) - 2009 and the Income Tax Ordinance (New Version) - 1961 were amended whereby, commencing 2012, the blueprint for the reduction in the corporate tax rates was cancelled and the corporate tax rate was set at 25%, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

According to the Law for the Change in National Priorities the standard Israeli corporate income tax rate will be increased from 25% to 26.5% effective as of January 1, 2014. This change of tax rate did not have material effect on the deferred tax assets of the Company and its Israeli subsidiaries.

The application of income tax law is inherently complex. Laws and regulations in this area are voluminous and can be ambiguous; the Company is, therefore, obliged to make many subjective assumptions and judgments regarding the application of such laws and regulations to its facts and circumstances. In addition, interpretations of and guidance surrounding income tax laws and regulations are subject to changes over time. Any changes in the Company's subjective assumptions and judgments could materially affect amounts recognized in its consolidated balance sheets and statements of income.

E.	Non-Israeli subsidiaries

Non-Israeli subsidiaries are taxed according to the tax laws and rates in their country of residence.

F.	Tax assessments

The Company has received final tax assessments through the 2009 tax year.  A certain Israeli subsidiary has received final tax assessments through the 2008 tax year.  The subsidiary in Brazil has received final tax assessments through the 2008 tax year and the subsidiary in America through 2006.  The other subsidiaries have not been assessed since incorporation.

G.	Carry forward tax losses

As of December 31, 2013, the Company and its subsidiaries in Brazil and Argentina have no carry forward tax losses.

Carry forward tax losses of an Israeli subsidiary as of December 31, 2013 amount to approximately US$ 1 million.  Carry forward tax losses in Israel may be utilized indefinitely.

As of December 31, 2013, the Company's non-Israeli subsidiary in the United States has available estimated carry forward foreign tax credits tax approximately US$ 13.6 million.  Such carry forward tax losses may be utilized until 2022.

H.	The following is a reconciliation between the theoretical tax on pretax income, at the applicable Israeli tax rate, and the tax expense reported in the financial statements:

	US dollars
	Year ended December 31,
(in thousands)	2013	2012	2011
Pretax income	38,002	37,689	27,864
Statutory tax rate	25%	25%	24%
Tax computed at the ordinary tax rate	9,500	9,422	6,687
Nondeductible expenses	1,701	418	506
Losses in respect of which no deferred taxes were generated (including reduction of deferred tax assets recorded in prior period)	137	1,087	757
Deductible financial expenses recorded to additional paid-in capital	(312)	(244)	136
Taxes in respect of prior years	5	(174)	(739)
Tax adjustment in respect of different tax rates	1,877	1,734	821
Utilization of losses of prior years in respect of which no deferred taxes were generated	-	-	(1,292)
Taxes in respect of withholding at the source from royalties and dividends	817	853	177
Adjustment in respect of tax rate deriving from "approved enterprises"	(467)	(233)	(801)
Others	(811)	(1,173)	(597)
	12,447	11,690	5,655

I.	Summary of deferred taxes

Composition:

	US dollars
	Year ended December 31,
(in thousands)	2013	2012
Deferred taxes included in other current assets:
Provision for employee related obligations	139	115
Provision for legal obligation and other	3,553	2,382
	3,692	2,497

Composition:

	US dollars
	Year ended December 31,
(in thousands)	2013	2012
Long-term deferred income taxes:
Provision for employee related obligations	533	534
Carry forward tax losses	4,029	3,188
Temporary differences, net	1,982	2,201
	6,544	5,923
Valuation allowance	(2,979)	(2,392)
	3,565	3,531

Composition:

	US dollars
	Year ended December 31,
(in thousands)	2013	2012

Deferred income taxes included in long-term investments and other assets	3,781	4,174
Deferred income taxes included in long-term liabilities	(216)	(643)
	3,565	3,531

J.	Income before income taxes is composed as follows:

	US dollars
	Year ended December 31,
(in thousands)	2013	2012	2011

The Company and its Israeli subsidiaries	17,296	20,060	19,680
Non-Israeli subsidiaries	20,706	17,629	8,184
	38,002	37,689	27,864

K.	Uncertain tax positions

The Company and its subsidiaries files income tax returns in Israel, US, Argentina and Brazil.
Reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:
US dollars
(in thousands)
Balance at January 1, 2012	1,504
Decrease related tax positions of prior years	(1,076)
Translations differences related to the current year	11
Balance at December 31, 2012	439
Translations differences related to the current year	33
Balance at December 31, 2013	472

The Company anticipates that it is reasonably possible that over the next twelve months the amount of unrecognized tax benefits could be reduced to zero, therefore as of December 31, 2013, the liability with respect to uncertain tax positions is presented as short-term liability in the balance sheet (within "Other current liabilities").